RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties [Table Text Block]	Due from related parties
	June 30,
	2015	2016

China Techenergy	$34,472	$22,579
Shenhua Information	3,447	2,995
Hollysys Machine	1,158	1,367
Heilongjiang Ruixing	-	1,071

	$39,077	$28,012

Schedule Of Amount Due To Related Parties [Table Text Block]	Due to related parties
	June 30,
	2015	2016

China Techenergy	$837	$1,170
Shenhua Information	818	358
Electric Motor	49	112
Hollysys Machine	9	5

	$1,713	$1,645

Schedule of Related Party Transactions [Table Text Block]
Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2014	2015	2016

Hollysys Machine	$1,980	$914	$555
Electric Motor	14	50	354
Shenhua Information	323	368	-
China Techenergy	-	1	-

	$2,317	$1,333	$909

Sales of goods and integrated solutions to:

	Year ended June 30,
	2014	2015	2016

China Techenergy	$3,136	$21,936	$3,657
Shenhua Information	2,726	2,128	847
Hollysys Machine	921	512	235
Electric Motor	2	1	-

	$6,785	$24,577	$4,739

Operating lease income from:

	Year ended June 30,
	2014	2015	2016

Hollysys Machine	$65	$41	$40